Business segments information	6 Months Ended
Jun. 30, 2026
Business segments information
Business segments information
31.	Business segments information

A description of the Ecopetrol Group’s business segments is in Note 4.20 – Business segment information of the consolidated financial statements December 31, 2025.

The segmented information used by the Board of Directors, the highest strategic and operational decision-making body for these business segments, is prepared in accordance with our internal reporting policies, which follow the guidelines provided by IFRS. The performance of the business segments is based primarily on an analysis of income, costs, expenses, and results for the year generated by each business segment which are regularly monitored.

The information disclosed in each business segment is presented net of transactions between the Ecopetrol Group companies.

31.1.Net profit by operating segment

Below are the measures of profit or loss by business segment as of and for the periods ended June 30, 2026 and 2025:

	Six-month period ended June 30, 2026 (Unaudited)
				Energy
	Exploration			Transmission
	and	Refining and	Transport and	and Toll Roads
	Production	Petrochemicals	Logistics	Concessions	Intersegment	Total
Third party sales	24,468	38,589	1,327	8,590	(4,151)	68,823
Inter-segment sales	14,747	3,501	5,644	5	(23,897)	—
Sales from contracts with customers	39,215	42,090	6,971	8,595	(28,048)	68,823
Costs of sales	(25,839)	(37,163)	(2,207)	(4,117)	27,740	(41,586)
Gross profit	13,376	4,927	4,764	4,478	(308)	27,237
Administrative expenses	(1,284)	(1,176)	(483)	(622)	187	(3,378)
Operation and projects expenses	(1,743)	(1,063)	(242)	—	150	(2,898)
Other operating (expenses) income, net	24	(51)	10	(166)	(2)	(185)
Operating income (loss)	10,373	2,637	4,049	3,690	27	20,776
Financial results
Financial income	382	91	155	293	(181)	740
Financial expenses	(2,483)	(812)	(189)	(2,374)	154	(5,704)
Foreign exchange gain	92	407	60	1	—	560
	(2,009)	(314)	26	(2,080)	(27)	(4,404)

Share of profit of associates and joint ventures	9	115	—	294	—	418
Profit before income tax expense	8,373	2,438	4,075	1,904	—	16,790

Income tax expense	(3,663)	(198)	(1,387)	(226)	—	(5,474)
Net profit for the period	4,710	2,240	2,688	1,678	—	11,316

Net profit (loss) attributable to:
Owners of the parent	4,746	2,147	2,103	348	—	9,344
Non-controlling interest	(36)	93	585	1,330	—	1,972
	4,710	2,240	2,688	1,678	—	11,316

	Six-month period ended June 30, 2025 (Unaudited)
				Energy
	Exploration			Transmission
	and	Refining and	Transport and	and Toll Roads
	Production	Petrochemicals	Logistics	Concessions	Intersegment	Total
Third party sales	23,309	29,105	1,262	7,353	5	61,034
Inter-segment sales	13,197	3,853	6,586	1	(23,637)	—
Sales from contracts with customers	36,506	32,958	7,848	7,354	(23,632)	61,034
Costs of sales	(27,233)	(32,353)	(2,045)	(3,606)	23,371	(41,866)
Gross profit	9,273	605	5,803	3,748	(261)	19,168
Administrative expenses	(1,188)	(406)	(324)	(583)	188	(2,313)
Operation and projects expenses	(1,370)	(786)	(222)	—	93	(2,285)
Impairment of non–current assets	—	—	—	(3)	—	(3)
Other operating (expense) income, net	(318)	(7)	10	(232)	(3)	(550)
Operating income (loss)	6,397	(594)	5,267	2,930	17	14,017
Financial results
Financial income	539	56	113	366	(238)	836
Financial expenses	(2,660)	(775)	(181)	(2,108)	221	(5,503)
Foreign exchange (loss) gain	78	155	(126)	57	—	164
	(2,043)	(564)	(194)	(1,685)	(17)	(4,503)

Share of profit of associates and joint ventures	15	97	—	286	—	398
Profit (loss) before income tax expense	4,369	(1,061)	5,073	1,531	—	9,912

Income tax expense	(560)	365	(1,829)	(270)	—	(2,294)
Net profit (loss) for the period	3,809	(696)	3,244	1,261	—	7,618

Net profit (loss) attributable to:
Owners of the parent	3,827	(792)	2,594	212	—	5,841
Non–controlling interest	(18)	96	650	1,049	—	1,777
	3,809	(696)	3,244	1,261	—	7,618

31.2.Sales revenue by product

	Revenue from contracts with customers - Segments
	Six-month period ended June 30, 2026 (Unaudited)
				Electric Energy
	Exploration			Transmission
	and	Refining and	Transport and	and Toll Roads
	Production	Petrochemicals	Logistics	Concessions	Intersegment	Total
National sales
Mid-distillates	—	17,427	—	—	(12)	17,415
Gasolines	6	11,647	—	—	(1,983)	9,670
Services	161	4,342	6,878	280	(9,896)	1,765
Electric power transmission services	—	—	—	1,613	—	1,613
Natural gas	2,265	—	(1)	—	(598)	1,666
Fuel gas service	—	598	—	—	(5)	593
Plastic and rubber	—	436	—	—	—	436
Asphalts	65	331	—	—	—	396
L.P.G. and propane	109	84	—	—	(4)	189
Roads and construction services	—	—	—	196	—	196
Aromatics	—	112	—	—	—	112
Polyethylene	—	119	—	—	—	119
Crude oil	13,801	—	—	—	(13,801)	—
Other products	157	1,852	95	5	(1,749)	360
	16,564	36,948	6,972	2,094	(28,048)	34,530
Foreign sales
Crude oil	22,336	—	—	—	—	22,336
Construction services	—	—	—	3,517	—	3,517
Electric power transmission services	—	—	—	2,885	—	2,885
Fuel oil	—	2,359	—	—	—	2,359
Plastic and rubber	—	806	—	—	—	806
Diesel	—	356	—	—	—	356
L.P.G. and propane	175	—	—	—	—	175
Natural gas	(98)	—	—	—	—	(98)
Cash flow hedging	266	—	—	—	—	266
Other products	(28)	1,621	(1)	99	—	1,691
	22,651	5,142	(1)	6,501	—	34,293
	39,215	42,090	6,971	8,595	(28,048)	68,823

	Revenue from contracts with customers - Segments
	Six-month period ended June 30, 2025 (Unaudited)
				Energy
	Exploration			Transmission
	and	Refining and	Transport and	and Toll Roads
	Production	Petrochemicals	Logistics	Concessions	Intersegment	Total
National sales
Mid-distillates	—	13,581	—	—	(9)	13,572
Gasolines	—	10,078	—	—	(1,679)	8,399
Services	58	1,129	7,848	235	(7,720)	1,550
Electric power transmission services	—	—	—	1,635	—	1,635
Natural gas	2,378	—	—	—	(642)	1,736
Fuel gas service	—	721	—	—	(15)	706
Plastic and rubber	—	448	—	—	—	448
Asphalts	55	357	—	—	—	412
L.P.G. and propane	207	115	—	—	(8)	314
Roads and construction services	—	—	—	172	—	172
Aromatics	—	64	—	—	—	64
Polyethylene	—	167	—	—	—	167
Crude oil	12,292	—	—	—	(12,289)	3
Other products	19	1,642	—	—	(1,272)	389
	15,009	28,302	7,848	2,042	(23,634)	29,567
Foreign sales
Crude oil	21,277	216	—	—	—	21,493
Construction services	—	—	—	2,892	—	2,892
Electric power transmission services	—	—	—	2,326	—	2,326
Fuel oil	—	1,696	—	—	86	1,782
Plastic and rubber	—	634	—	—	—	634
Diesel	—	492	—	—	—	492
L.P.G. and propane	272	—	—	—	—	272
Natural gas	76	—	—	—	—	76
Cash flow hedging	(132)	—	—	—	—	(132)
Other products	4	1,618	—	94	(84)	1,632
	21,497	4,656	—	5,312	2	31,467
	36,506	32,958	7,848	7,354	(23,632)	61,034